Net Loss Per Share Attributable to Common Stockholders - Schedule of Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (89,449)	$ (48,853)	$ (68,299)	$ (49,780)
Adjustment to redemption value on redeemable convertible preferred stock	(362)	(134,760)
Deemed dividend on settlement of accrued dividend	42,530
Gain on extinguishment of redeemable convertible preferred stock		117,598	117,597
Net loss attributable to common stockholders	$ (47,281)	$ (66,015)	$ (85,462)	$ (73,080)
Denominator:
Weighted-average shares of common stock, basic and diluted	7,508,000	838,000	858,254	725,337
Net loss per share attributable to common stockholders, basic and diluted	$ (6.30)	$ (78.77)	$ (99.58)	$ (100.75)